iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Axon Enterprise, Inc.
(a)
..................... 33,019 $ 8,223,712
L3Harris Technologies, Inc. .................. 68,289 14,232,794
22,456,506
a
Air Freight & Logistics  —  1 .4%
CH Robinson Worldwide, Inc. ................ 136,168 11,450,367
Expeditors International of Washington, Inc. ....... 302,684 38,238,070
49,688,437
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 100,509 8,174,397
a
Automobiles  —  1 .3%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 193,312 2,959,607
Tesla, Inc.
(a)
............................. 229,795 43,038,305
45,997,912
a
Banks  —  1 .3%
Huntington Bancshares, Inc. ................. 1,266,880 16,127,382
PNC Financial Services Group, Inc. (The) ........ 60,115 9,089,989
Regions Financial Corp. .................... 906,877 16,931,394
Truist Financial Corp. ...................... 111,747 4,141,344
46,290,109
a
Beverages  —  3 .3%
Coca-Cola Co. (The) ...................... 1,095,927 65,196,697
Keurig Dr Pepper, Inc. ..................... 175,660 5,522,750
PepsiCo, Inc. ........................... 268,143 45,190,140
115,909,587
a
Biotechnology  —  2 .5%
Alnylam Pharmaceuticals, Inc.
(a)
............... 19,717 3,409,267
Amgen, Inc. ............................ 98,881 31,074,343
Biogen, Inc.
(a)
........................... 26,283 6,482,965
Gilead Sciences, Inc. ...................... 467,432 36,581,228
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,371 4,120,891
Vertex Pharmaceuticals, Inc.
(a)
................ 16,261 7,047,192
88,715,886
a
Broadline Retail  —  0 .3%
MercadoLibre, Inc.
(a)
....................... 5,108 8,743,925
a
Building Products  —  2 .8%
Carrier Global Corp. ....................... 119,902 6,559,838
Fortune Brands Innovations, Inc. .............. 233,523 18,119,050
Johnson Controls International PLC ............ 240,089 12,650,289
Lennox International, Inc. ................... 15,544 6,655,319
Owens Corning .......................... 71,307 10,805,150
Trane Technologies PLC .................... 172,033 43,360,918
98,150,564
a
Capital Markets  —  3 .5%
Bank of New York Mellon Corp. (The) ........... 365,880 20,291,705
BlackRock, Inc.
(c)
......................... 5,214 4,037,252
FactSet Research Systems, Inc. ............... 14,190 6,753,305
Moody's Corp. ........................... 48,221 18,904,561
Morgan Stanley .......................... 357,624 31,199,118
Nasdaq, Inc. ............................ 134,271 7,756,836
Northern Trust Corp. ....................... 72,260 5,754,786
S&P Global, Inc. ......................... 49,821 22,337,245
State Street Corp. ........................ 56,594 4,180,599
121,215,407
a
Security Shares Value
a
Chemicals  —  2 .1%
Ecolab, Inc. ............................ 229,388 $ 45,469,290
International Flavors & Fragrances, Inc. .......... 72,958 5,886,252
Linde PLC ............................. 39,781 16,104,542
Mosaic Co. (The) ......................... 90,279 2,772,468
PPG Industries, Inc. ....................... 24,084 3,396,807
73,629,359
a
Commercial Services & Supplies  —  0 .4%
Veralto Corp. ............................ 190,112 14,579,689
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 15,174 3,925,210
Cisco Systems, Inc. ....................... 539,402 27,067,192
Motorola Solutions, Inc. .................... 16,557 5,289,962
36,282,364
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 32,172 6,242,977
a
Consumer Finance  —  1 .0%
American Express Co. ..................... 150,512 30,213,779
Synchrony Financial ....................... 124,055 4,822,018
35,035,797
a
Consumer Staples Distribution & Retail  —  0 .8%
Costco Wholesale Corp. .................... 15,300 10,631,664
Kroger Co. (The) ......................... 148,182 6,837,117
Target Corp. ............................ 73,785 10,262,018
27,730,799
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 823,131 7,762,125
Ball Corp. .............................. 96,315 5,340,667
13,102,792
a
Distributors  —  0 .6%
LKQ Corp. ............................. 462,652 21,591,969
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................ 506,614 21,455,103
a
Electric Utilities  —  0 .4%
Eversource Energy ....................... 274,506 14,883,715
a
Electronic Equipment, Instruments & Components  —  0 .7%
Keysight Technologies, Inc.
(a)
................. 94,452 14,475,713
Trimble, Inc.
(a)
........................... 153,901 7,827,405
22,303,118
a
Energy Equipment & Services  —  1 .2%
Baker Hughes Co. , Class A .................. 504,820 14,387,370
Halliburton Co. .......................... 327,192 11,664,395
Schlumberger Ltd. ........................ 330,857 16,112,736
42,164,501
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 89,758 12,348,906
Netflix, Inc.
(a)
............................ 13,505 7,618,306
Walt Disney Co. (The) ..................... 249,891 24,002,030
43,969,242
a
Financial Services  —  2 .4%
Fidelity National Information Services, Inc. ........ 134,591 8,379,636
Mastercard, Inc. , Class A .................... 77,580 34,851,263
PayPal Holdings, Inc.
(a)
..................... 57,383 3,520,447

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Financial Services (continued)
Visa, Inc. , Class A ........................ 134,584 $ 36,776,424
83,527,770
a
Food Products  —  2 .6%
Bunge Global SA ......................... 211,506 18,631,563
General Mills, Inc. ........................ 484,059 31,420,270
Kellanova .............................. 595,434 32,605,966
Kraft Heinz Co. (The) ...................... 98,491 3,656,971
McCormick & Co., Inc. , NVS ................. 68,790 4,688,726
91,003,496
a
Health Care Equipment & Supplies  —  2 .4%
Cooper Companies, Inc. (The) ................ 21,477 8,011,565
Dexcom, Inc.
(a)
.......................... 37,319 4,528,661
Edwards Lifesciences Corp.
(a)
................ 201,720 15,828,968
Hologic, Inc.
(a)
........................... 100,236 7,461,568
IDEXX Laboratories, Inc.
(a)
................... 39,071 20,124,691
ResMed, Inc. ........................... 21,735 4,133,997
STERIS PLC ............................ 55,732 12,202,521
Zimmer Biomet Holdings, Inc. ................ 83,386 10,473,282
82,765,253
a
Health Care Providers & Services  —  2 .3%
DaVita, Inc.
(a)
............................ 71,995 7,786,979
Elevance Health, Inc. ...................... 55,687 27,478,193
HCA Healthcare, Inc. ...................... 29,266 8,923,204
Humana, Inc. ........................... 12,485 4,720,079
Laboratory Corp. of America Holdings ........... 31,935 7,099,151
Molina Healthcare, Inc.
(a)
.................... 27,334 9,742,931
Quest Diagnostics, Inc. ..................... 118,512 15,220,496
80,971,033
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 174,703 15,113,557
a
Hotels, Restaurants & Leisure  —  0 .9%
Booking Holdings, Inc.
(a)
.................... 3,189 11,185,322
Hilton Worldwide Holdings, Inc. ............... 61,807 11,802,665
Vail Resorts, Inc. ......................... 34,694 7,702,068
30,690,055
a
Household Products  —  1 .3%
Church & Dwight Co., Inc. ................... 83,092 8,296,736
Clorox Co. (The) ......................... 28,059 4,075,570
Kimberly-Clark Corp. ...................... 127,660 15,443,030
Procter & Gamble Co. (The) ................. 112,757 17,718,635
45,533,971
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 252,207 23,795,730
a
Insurance  —  2 .0%
Marsh & McLennan Companies, Inc. ............ 74,176 14,378,276
Progressive Corp. (The) .................... 63,762 11,365,576
Prudential Financial, Inc. .................... 270,209 28,353,030
Travelers Companies, Inc. (The) ............... 73,399 15,513,613
69,610,495
a
Interactive Media & Services  —  3 .5%
Alphabet, Inc. , Class A
(a)
.................... 475,144 66,567,674
Alphabet, Inc. , Class C , NVS
(a)
................ 392,932 55,717,758
122,285,432
IT Services  —  2 .8%
Accenture PLC , Class A .................... 100,141 36,439,307
Akamai Technologies, Inc.
(a)
.................. 35,027 4,316,377
Gartner, Inc.
(a)
........................... 7,756 3,547,905
Security Shares Value
a
IT Services (continued)
International Business Machines Corp. .......... 152,578 $ 28,022,475
MongoDB, Inc. , Class A
(a)
................... 21,339 8,546,696
Okta, Inc. , Class A
(a)
....................... 45,318 3,745,533
Snowflake, Inc. , Class A
(a)
................... 21,118 4,131,526
Twilio, Inc. , Class A
(a)
...................... 135,488 9,528,871
98,278,690
a
Leisure Products  —  0 .5%
Hasbro, Inc. ............................ 313,795 15,360,265
a
Life Sciences Tools & Services  —  2 .7%
Agilent Technologies, Inc. ................... 124,665 16,218,916
Avantor, Inc.
(a) (b)
.......................... 169,531 3,897,518
Danaher Corp. .......................... 110,375 26,480,066
Mettler-Toledo International, Inc.
(a)
............. 8,347 9,992,945
Repligen Corp.
(a)
......................... 21,096 3,995,582
Waters Corp.
(a)
.......................... 70,539 22,410,946
West Pharmaceutical Services, Inc. ............ 31,485 11,744,850
94,740,823
a
Machinery  —  2 .4%
Caterpillar, Inc. .......................... 14,180 4,258,396
CNH Industrial N.V. ....................... 585,033 7,020,396
Cummins, Inc. ........................... 78,368 18,753,462
Deere & Co. ............................ 8,666 3,410,764
Pentair PLC ............................ 440,454 32,228,019
Xylem, Inc. ............................. 174,756 19,649,565
85,320,602
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 76,218 3,547,186
Interpublic Group of Companies, Inc. (The) ....... 191,888 6,330,385
9,877,571
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 157,213 5,425,421
Nucor Corp. ............................ 32,849 6,140,463
11,565,884
a
Multi-Utilities  —  0 .3%
Consolidated Edison, Inc. ................... 116,826 10,619,483
a
Oil, Gas & Consumable Fuels  —  2 .9%
Cheniere Energy, Inc. ...................... 162,940 26,720,531
Kinder Morgan, Inc. , Class P ................. 680,120 11,507,630
ONEOK, Inc. ............................ 569,838 38,891,443
Targa Resources Corp. ..................... 155,330 13,196,837
Valero Energy Corp. ....................... 81,774 11,358,409
101,674,850
a
Pharmaceuticals  —  3 .3%
Eli Lilly & Co. ........................... 69,527 44,887,326
Merck & Co., Inc. ......................... 291,519 35,209,665
Zoetis, Inc. , Class A ....................... 187,874 35,284,616
115,381,607
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 183,733 45,157,897
Broadridge Financial Solutions, Inc. ............ 17,726 3,619,649
Robert Half, Inc. ......................... 49,802 3,961,251
52,738,797
a
Real Estate Management & Development  —  0 .8%
CBRE Group, Inc. , Class A
(a)
................. 335,269 28,937,067
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  9 .6%
Advanced Micro Devices, Inc.
(a)
............... 116,356 $ 19,511,738
Applied Materials, Inc. ..................... 160,915 26,438,334
Broadcom, Inc. .......................... 18,142 21,407,560
First Solar, Inc.
(a) (b)
........................ 29,005 4,243,431
Intel Corp. ............................. 594,089 25,593,354
Lam Research Corp. ...................... 26,615 21,961,900
Marvell Technology, Inc. .................... 67,187 4,548,560
NVIDIA Corp. ........................... 242,550 149,233,739
NXP Semiconductors NV ................... 75,083 15,810,227
QUALCOMM, Inc. ........................ 38,566 5,727,437
Texas Instruments, Inc. ..................... 268,684 43,021,682
337,497,962
a
Software  —  13 .4%
Adobe, Inc.
(a)
............................ 87,530 54,074,283
ANSYS, Inc.
(a)
........................... 29,305 9,607,058
Atlassian Corp. , Class A
(a)
................... 33,382 8,337,822
Autodesk, Inc.
(a)
.......................... 89,614 22,744,929
Cadence Design Systems, Inc.
(a)
.............. 100,075 28,867,635
HubSpot, Inc.
(a)
.......................... 11,444 6,992,284
Intuit, Inc. .............................. 58,499 36,932,174
Microsoft Corp. .......................... 432,238 171,849,184
Palo Alto Networks, Inc.
(a)
................... 27,316 9,246,739
PTC, Inc.
(a)
............................. 29,482 5,325,923
Salesforce, Inc.
(a)
......................... 154,617 43,461,293
ServiceNow, Inc.
(a)
........................ 37,144 28,430,018
Splunk, Inc.
(a)
........................... 72,440 11,110,123
Synopsys, Inc.
(a)
......................... 23,207 12,377,453
Workday, Inc. , Class A
(a)
.................... 72,726 21,168,357
470,525,275
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 75,073 14,688,033
Crown Castle, Inc. ........................ 167,180 18,097,235
Equinix, Inc. ............................ 26,330 21,847,844
Iron Mountain, Inc. ........................ 76,816 5,186,616
59,819,728
a
Specialty Retail  —  3 .2%
Best Buy Co., Inc. ........................ 243,247 17,632,975
Home Depot, Inc. (The) .................... 174,029 61,425,276
Lowe's Companies, Inc. .................... 116,575 24,811,823
Tractor Supply Co. ........................ 38,738 8,700,555
112,570,629
a
Technology Hardware, Storage & Peripherals  —  5 .4%
Apple, Inc. ............................. 852,215 157,148,446
Hewlett Packard Enterprise Co. ............... 1,330,049 20,336,449
HP, Inc. ............................... 235,921 6,773,292
Seagate Technology Holdings PLC ............. 42,576 3,647,912
187,906,099
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 14,116 10,639,652
Lululemon Athletica, Inc.
(a)
................... 9,724 4,412,946
15,052,598
a
Trading Companies & Distributors  —  1 .7%
Ferguson PLC ........................... 181,507 34,097,905
WW Grainger, Inc. ........................ 29,364 26,299,573
60,397,478
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,353,964,419 ) ............................... 3,491,876,355
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 7,078,745 $ 7,082,993
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 7,996,888 7,996,888
a
Total Short-Term Securities — 0.4%
(Cost: $ 15,072,833 ) ................................. 15,079,881
Total Investments — 100.1%
(Cost: $ 3,369,037,252 ) ............................... 3,506,956,236
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (3,088,511)
Net Assets — 100.0% ................................. $ 3,503,867,725
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA ESG Select ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 20,907,295  $ —  $ (13,853,479)
(a)
$ 28,164  $ 1,013  $ 7,082,993  7,078,745  $ 121,012
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,450,515  3,546,373
(a)
—  —  —  7,996,888  7,996,888  315,994  —
BlackRock, Inc. .. 5,954,886  3,114,529  (6,206,257) 1,468,993  (294,899) 4,037,252  5,214  122,385  —
$ 1,497,157  $ (293,886)
$ 19,117,133
$ 559,391  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 46 03/15/24 $ 11,202 $ 382,291

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,491,876,355  $ —  $ —  $ 3,491,876,355
Short-Term Securities
Money Market Funds ...................................... 15,079,881  —  —  15,079,881
$ 3,506,956,236  $ —  $ —  $ 3,506,956,236
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 382,291  $ —  $ —  $ 382,291
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)